Revenue (Tables)	6 Months Ended
Sep. 30, 2025
Revenue [Abstract]
Schedule of Revenue
	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Supply chain services	$4,524,866	$6,329,678
Procurement and distribution	2,609,787	4,759,301
Consignment sales and other revenue	2,487	2,210
Total Revenue	$7,137,140	$11,091,189